Taxation - Schedule of Reconciliation of Income Tax Expense Benefit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 372	$ 300
Income before tax multiplied by the standard rate of Canadian corporate tax of [26.5]%	99	80
Income taxes recorded at rates different from the Canadian tax rate	(152)	(126)
Tax losses for which no benefit is recognized	1	3
Reorganization of certain foreign affiliate operations	(1,197)
Net non-deductible (non-taxable) foreign exchange and other losses (gains)	42	(100)
Impact of disposals of businesses	(66)
Tax on restructuring activities associated with the Financial & Risk transaction		207
Provision for uncertain tax provisions	(46)	229
Derecognition of tax losses that arose in prior years	88
Recognition of tax losses that arose in prior years	(29)	(159)
Impact of tax law changes	52	5
Research and development credits	(6)	(9)
Other adjustments related to prior years	3	(2)
Withholding taxes	3	1
Other differences	10	7
Total tax (benefit) expense	$ (1,198)	$ 136